STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Options) (Details) (USD $)	1 Months Ended			2 Months Ended	12 Months Ended		1 Months Ended						2 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended																													1 Months Ended
	Mar. 31, 2013	Jan. 31, 2012	Sep. 30, 2011	Aug. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Nov. 30, 2012 Three Original Executive Officers [Member]	Sep. 30, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	Jul. 31, 2013 Director [Member]	Dec. 31, 2011 Director [Member]	Aug. 30, 2013 Director [Member]	Feb. 08, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Jun. 30, 2013 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]	Feb. 08, 2013 Stock Options [Member] Minimum [Member]	Feb. 08, 2013 Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Stock Options [Member] Chief Financial Officer [Member]	Jun. 30, 2011 Stock Options [Member] Chief Financial Officer [Member]	Feb. 08, 2013 Stock Options [Member] Three Original Executive Officers [Member]	Sep. 30, 2011 Stock Options [Member] Three Original Executive Officers [Member]	Feb. 08, 2013 Stock Options [Member] President [Member]	Jun. 30, 2012 Stock Options [Member] President [Member]	Jun. 30, 2012 Stock Options [Member] Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and former President [Member]	Sep. 30, 2012 Stock Options [Member] Chief Executive Officer And Chief Technology Officer Father [Member]	Jun. 30, 2013 Stock Options [Member] Chief Executive Officer And Chief Financial Officer And Chief Technology Officer [Member]	Sep. 30, 2012 Stock Options [Member] Non-executive Employees [Member]	Jul. 31, 2013 Stock Options [Member] Director [Member]	Jun. 30, 2013 Stock Options [Member] Director [Member]	Jul. 31, 2012 Stock Options [Member] Director [Member]	Dec. 31, 2011 Stock Options [Member] Director [Member]	Sep. 28, 2011 Stock Options [Member] Director [Member]	Jul. 31, 2011 Stock Options [Member] Director [Member]	Dec. 31, 2012 Stock Options [Member] New Director Appointment Audit Committee [Member]	Jan. 31, 2012 Stock Options [Member] New Director Appointment Audit Committee [Member]	Mar. 31, 2013 Stock Options [Member] Non-Employee, Non-Director Options [Member]	Jun. 30, 2013 Stock Options [Member] Former Executive Chairman [Member]	Jun. 30, 2013 Stock Options [Member] Former Executive Chairman [Member] Minimum [Member]	Jun. 30, 2013 Stock Options [Member] Former Executive Chairman [Member] Maximum [Member]	Jun. 30, 2013 Stock Options [Member] Consultant [Member]	Mar. 31, 2013 Stock Options [Member] Consultant [Member]	Feb. 08, 2013 Stock Appreciation Rights (SARs) [Member]	Nov. 30, 2012 Stock Appreciation Rights (SARs) [Member] Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and former President [Member]	Nov. 14, 2012 Stock Appreciation Rights (SARs) [Member] Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and former President [Member]	Nov. 30, 2012 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member] Former Executive Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			525,000							70,000	50,000					4,622,500	675,000				150,000		175,000	112,500	50,000	150,000	70,000	125,000	265,000	370,000		230,000			245,000	5,000	35,000	125,000				125,000	150,000		800,000		3,200,000
Number of shares issued																																	5,000		30,000
Granted, exercise price							$ 1.30				$ 1.30					$ 0.55	$ 0.75	$ 0.667	$ 1.22	$ 0.60	$ 1.95		$ 0.81	$ 0.39	$ 0.74	$ 0.74	$ 0.63	$ 1.10	$ 0.60	$ 0.99		$ 0.91			$ 1.75	$ 0.36	$ 0.60	$ 0.99		$ 0.91	$ 1.95	$ 1.10	$ 1.33		$ 0.45			$ 0.45
Cash received from stock options exercised				$ 43,200	$ 6,534	$ 75,835																									$ 6,534				$ 30,000
Exercised options, exercise price	$ 1.57	$ 1.5			$ 0.50			$ 0.60				$ 0.50	$ 0.96		$ 0.50																		$ 0.667		$ 1
Fair value																				15,067	224,778		320,271	43,875		320,640	28,358	317,963	101,029						311,001		14,633	287,405				119,618	154,415		1,086,560
Requisite service period																					3 years							3 years
Vested																																																200,000
Vesting period																												3 years	3 years						1 year	3 years	3 years					3 years	3 years
Vesting rate																													25.00%
Vesting period for semiannual vesting shares																											3 years
Percentage expensed immediately																													25.00%																25.00%
Immediately vested shares																					50,000						35,000																		200,000		200,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period																																													200,000		200,000
Volatility																					90.60%		88.89%	89.67%	91.39%	91.39%	90.09%	91.60%	89.93%	93.11%		91.04%			89.65%	89.86%	87.55%	93.11%				91.60%	93.11%		89.67%
Vested shares upon generating $5,000,000 in revenue in any 12-month period																																													200,000		200,000
Expected term, simplified method											5 years										6.5		6.5	9.42	1.5	5.5	4.0	6.5	4	5.5		5.5			6.5	6.5	6.5	6.5				10.0	6.5		6.5
Vested shares upon generating $6,000,000 in revenue in any 12-month period																																													200,000		200,000
Expiration date																							Sep. 15, 2011		Jun. 25, 2012
Cancelled options									250,000					1,325,000		2,875,000						250,000												142,500										800,000
Cancelled, exercise price																							$ 1.00											$ 1.46
Other income																																												67,920
Discount rate											1.37%										2.11%		1.25%	0.93%	0.23%	0.78%	0.53%	1.78%	0.53%	1.52%		0.82%			2.35%	0.90%	1.30%	1.25%				2.49%	1.23%		0.93%
Options expense																									17,011											1,360									271,640
Share-based compensaion expense not yet recognized																$ 1,729,556																														$ 814,920
Share based compensation, term																					10 years		10 years	10 years	3 years	10 years		10 years	5 years	10 years		10 years			10 years	10 years	10 years	10 years				10 years	10 years		10 years
Options Rescinded																																							255,000									800,000